Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2025 to June 30, 2026 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2025	378,970	$25,084
Granted	78,390	-
Accrual related to the fair value of the PSUs outstanding	-	10,796
Foreign exchange adjustment	-	87
Paid	(118,240)	(17,209)
Forfeited	(890)	(40)
At March 31, 2025	338,230	$18,718
Accrual related to the fair value of the PSUs outstanding	-	8,153
Foreign exchange adjustment	-	838
At June 30, 2025	338,230	$27,709
Accrual related to the fair value of the PSUs outstanding	-	7,403
Foreign exchange adjustment	-	(10)
Forfeited	(3,560)	(283)
At December 31, 2025	334,670	$34,819
Granted	43,340	-
Accrual related to the fair value of the PSUs outstanding	-	8,472
Foreign exchange adjustment	-	(312)
Paid	(123,700)	(29,257)
Forfeited	(230)	(6)
At March 31, 2026	254,080	$13,716
Accrual related to the fair value of the PSUs outstanding	-	3,062
Foreign exchange adjustment	-	(205)

At June 30, 2026	254,080	$16,573

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at June 30, 2026 is as follows:

Year of Grant	Year of Maturity	Number Outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Service Period Completed at Jun 30, 2026	PSU Liability at Jun 30, 2026
2024	2027	133,400	$118.40	123%	78%	$15,186
2025	2028	77,340	$99.97	23%	50%	908
2026	2029	43,340	$116.10	99%	10%	479

		254,080				$16,573